File Number: 333-89354
                                               Filed Pursuant to Rule 497(e) of
                                                     the Securities Act of 1933

                                                                November 8, 2011

      SUPPLEMENT TO THE APRIL 26, 2011 CLASS A, CLASS C AND CLASS Y SHARES
             PROSPECTUS, AS IN EFFECT AND AS MAY BE AMENDED, FOR
                      PIONEER ABSOLUTE RETURN CREDIT FUND



SALES CHARGES

The following replaces the last bullet point in the "WAIVER OR REDUCTION OF CONTINGENT DEFERRED SALES CHARGES" section of each fund's prospectus:

- The distributor does not pay the selling broker a commission normally paid at the time of the sale.






                                                                   25276-00-1111
                                            2011 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC